INCOME TAXES - Deferred tax assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance - liabilities	$ (7)
Opening balance - assets		$ 17
Net income statement movement	61	(2)
Other movements	5	(22)
Ending balance - liabilities	59	(7)
Ending balance - assets	59
Property and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance - liabilities	(288)	(275)
Net income statement movement	(23)	5
Other movements	37	(18)
Ending balance - liabilities	(274)	(288)
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance - liabilities	(38)	(60)
Net income statement movement	19	22
Other movements	5	0
Ending balance - liabilities	(14)	(38)
Trade receivables
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance - assets	47	32
Net income statement movement	1	16
Other movements	(5)	(1)
Ending balance - assets	43	47
Provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance - assets	31	30
Net income statement movement	1	2
Other movements	(4)	(1)
Ending balance - assets	28	31
Accounts payable
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance - assets	156	113
Net income statement movement	7	11
Other movements	(23)	32
Ending balance - assets	140	156
Withholding tax on undistributed earnings
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance - liabilities	(52)	(50)
Net income statement movement	(8)	(2)
Other movements	0	0
Ending balance - liabilities	(60)	(52)
Tax losses and other balances carried forwards
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance - assets	2,026	2,173
Net income statement movement	113	(68)
Other movements	82	(79)
Ending balance - assets	2,221	2,026
Non-recognized deferred tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance - liabilities	(1,894)	(1,955)
Net income statement movement	(46)	0
Other movements	(85)	61
Ending balance - liabilities	(2,025)	(1,894)
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance - assets	5	9
Net income statement movement	(3)	12
Other movements	(2)	(16)
Ending balance - assets	$ 0	$ 5